UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 8-K

CURRENT REPORT
PURSUANT TO SECTION 13 or 15(d) OF THE
SECURITIES EXCHANGE ACT OF 1934

 Date of report (Date of earliest event reported):      February 10, 2014

AdCare Health Systems, Inc.
(Exact Name of Registrant as Specified in Charter)

Georgia	001-33135	31-1332119
(State or Other Jurisdiction of Incorporation)	(Commission File Number)	(I.R.S. Employer Identification No.)
1145 Hembree Road Roswell, Georgia 30076
(Address of Principal Executive Offices)

(678) 869-5116
(Registrant’s telephone number, including area code)

Not applicable.
(Former Name or Former Address, if Changed Since Last Report)

Check the appropriate box below if the Form 8-K filing is intended to simultaneously satisfy the filing obligation of the registrant under any of the following provisions:

☐	Written communications pursuant to Rule 425 under the Securities Act (17 CFR 230.425)

☐	Soliciting material pursuant to Rule 14a-12 under the Exchange Act (17 CFR 240.14a-12)

☐	Pre-commencement communications pursuant to Rule 14d-2(b) under the Exchange Act (17 CFR 240.14d-2(b))

☐	Pre-commencement communications pursuant to Rule 13e-4(c) under the Exchange Act (17 CFR 240.13e-4(c))

 Item 1.01    Material Amendment of a Material Definitive Agreement.

On February 10, 2014, certain wholly-owned subsidiaries (the “Gemino Borrowers”) of AdCare Health Systems, Inc. (the “Company”) entered into a letter agreement (the “Waiver and Amendment”) with Gemino Healthcare Finance, LLC (“Gemino”), which modified that certain: (i) Credit Agreement, dated May 30, 2013, between the Gemino Borrowers and Gemino (as amended, the “NW Credit Agreement”); and (ii) Credit Agreement, dated April 27, 2011, between Gemino Borrowers and Gemino Healthcare Finance, LLC (as amended, the "Bonterra/Parkview Credit Agreement"). The Waiver and Amendment, among other things, adjusted the required: (a) Minimum Fixed Charge Coverage Ratio; (b) Maximum Loan Turn Days; (c) Minimum Earnings before Interest, Taxes, Depreciation and Amortization; and (d) waived certain specified defaults in existence as of the date of the Waiver and Amendment.
Item 1.02    Termination of a Material Definitive Agreement.

On December 31, 2013, the Company notified Living Center, LLC, Kenmetal, LLC, Senior NH, LLC, BAN NH, LLC, and Oak Lake, LLC (collectively, the "Oklahoma Operators") of its election to terminate the Management Agreement, dated as of September 19, 2011, with an effective termination date of January 31, 2014; however, the Company has continued to provide management services under the Management Agreement pending receipt of certain third-party approvals.
On December 31, 2013, the Company notified Harrah Whites Meadows Nursing, LLC, Meeker Nursing, LLC and MLC Nursing, LLC (collectively the "Additional Operators") of its election to terminate their respective Management Agreements, dated as of July 26, 2013, with an effective termination date of January 31, 2014; however, the Company has continued to provide management services under the Management Agreements pending receipt of certain third-party approvals.
Christopher Brogdon, a director of the Company and greater than 5% beneficial owner of the Company’s common stock, controls the Additional Operators and, along with his spouse, the Oklahoma Operators. For a further description of the Company’s relationship with Mr. Brogdon, see the information set forth in: (1) the section entitled “Note to Consolidated Financial Statements - Note 22. Related Party Transactions” of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012; and (2) the section entitled “Certain Information and Related Party Transactions” of the Company’s Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on October 29, 2013.

Item 2.03	Creation of a Direct Obligation or an Obligation Under an Off-Balance Sheet Arrangement of a Registrant.
The information set forth in Item 1.01 of this Current Report on Form 8-K is incorporated herein by this reference.

Item 9.01	Financial Statements and Exhibits.
(d)    Exhibits.

99.1    Waiver and Amendment, dated February 10, 2014, by and among the Company and Gemino Healthcare Finance, LLC.

99.2    Termination Notice, dated December 31, 2013 to Living Center, LLC, Kenmetal, LLC, Senior NH, LLC, BAN NH, LLC, and Oak Lake, LLC.

99.3    Termination Notice, dated December 31, 2013 to Harrah Whites Meadows Nursing, LLC.

99.4    Termination Notice, dated December 31, 2013 to Meeker Nursing, LLC.

99.5    Termination Notice, dated December 31, 2013 to MCL Nursing, LLC.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2014	ADCARE HEALTH SYSTEMS, INC.

/s/ Ronald W. Fleming
Ronald W. Fleming
Chief Financial Officer

EXHIBIT INDEX

99.1    Waiver and Amendment, dated February 10, 2014, by and among the Company and Gemino Healthcare Finance, LLC.

99.2    Termination Notice, dated December 31, 2013 to Living Center, LLC, Kenmetal, LLC, Senior NH, LLC, BAN NH, LLC, and Oak Lake, LLC.

99.3    Termination Notice, dated December 31, 2013 to Harrah Whites Meadows Nursing, LLC.

99.4    Termination Notice, dated December 31, 2013 to Meeker Nursing, LLC.

99.5    Termination Notice, dated December 31, 2013 to MCL Nursing, LLC.